Commitments and contingencies - Narrative (Details) $ in Millions		1 Months Ended			12 Months Ended
	Mar. 15, 2017 rig company	Sep. 30, 2024 rig	Sep. 30, 2023 USD ($)	May 31, 2018 rig	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 rig
Other Commitments [Line Items]
Number of high specification jack-up drilling rigs to be acquired	15
Transocean Rigs
Other Commitments [Line Items]
Number of jack-up rig companies acquired | company	8
Number of rigs under construction	5
Seatrium rigs
Other Commitments [Line Items]
Remaining contracted installments outstanding, amount | $					$ 0.0	$ 0.0
Number of premium newbuild jack-up drilling rigs acquired				5
Number rigs with deferred delivery subsequently sold							2
Vali And Var
Other Commitments [Line Items]
Number of premium newbuild jack-up drilling rigs under construction		2
Payment of acceleration costs | $			$ 12.5		12.5
Commitment per rig | $			$ 159.9
Remaining contracted installments outstanding, amount | $					$ 0.0	$ 319.8